STERLING CAPITAL FUNDS

SUPPLEMENT DATED DECEMBER 20, 2021

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2021, AS SUPPLEMENTED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Statement of Additional Information, dated February 1, 2021 (the “SAI”):

Effective immediately, George Shipp will cease to serve as co-portfolio manager of any fund, due to his upcoming retirement from the Adviser as disclosed July 12, 2021. Accordingly, Daniel A. Morrall is appointed as co-portfolio manager of Sterling Capital Special Opportunities Fund and Charles J. Wittmann is appointed as a co-portfolio manager of the Sterling Capital Equity Income Fund.

The brokerage commissions charts located in the “Portfolio Transactions” section of the SAI on pages 115 - 116 are hereby deleted and replaced with the following:

During the following fiscal years, the Funds listed below paid the following aggregate brokerage commissions:

	FISCAL YEAR ENDED SEPTEMBER 30, 2020			FISCAL YEAR ENDED SEPTEMBER 30, 2019
	AGGREGATE BROKERAGE COMMISSION	AGGREGATE TRANSACTIONS	DIRECTED BROKERAGE COMMISSION	AGGREGATE BROKERAGE COMMISSION	AGGREGATE TRANSACTIONS	DIRECTED BROKERAGE COMMISSION
Behavioral Large Cap Value Equity Fund	$156,360	$936,987,871	$156,360	$155,706	$889,693,852	$122,674
Mid Value Fund	$176,840	$563,731,786	$170,502	$422,831	$724,037,209	$413,936
Behavioral Small Cap Value Equity Fund	$153,688	$423,916,804	$153,503	$271,301	$714,862,737	$227,916
Special Opportunities Fund	$251,671	$1,172,867,158	$251,671	$230,158	$893,463,722	$230,158
Total Return Bond Fund	—	$3,822,755,479	—	$6.70	$3,143,747,925	$6.70
Equity Income Fund	$836,784	$2,869,370,840	$836,784	$426,772	$1,314,010,366	$424,172
Behavioral International Equity Fund	$198,901	$8,694,472,758	$198,851	$120,000	$4,474,830,771	$119,904
Stratton Mid Cap Value Fund	$14,322	$27,991,647	$14,322	$6,913	$27,953,062	$6,913
Stratton Real Estate Fund	$76,976	$84,096,772	$76,976	$32,746	$66,487,163	$32,746
Stratton Small Cap Value Fund	$626,795	$863,444,395	$626,795	$462,700	$920,138,639	$449,166
SMID Opportunities Fund	$11,117	$31,977,497	$11,117	$6,098	$14,596,271	$6,098
Ultra Short Bond Fund	—	$122,596,788	—	—	$152,183,210	—
Short Duration Bond Fund	—	$372,363,488	—	—	$511,234,187	—
Corporate Fund	—	$39,790,640	—	$0.50	$67,597,981	$0.50

	FISCAL YEAR ENDED SEPTEMBER 30, 2018
	AGGREGATE BROKERAGE COMMISSION	AGGREGATE TRANSACTIONS	DIRECTED BROKERAGE COMMISSION
Behavioral Large Cap Value Equity Fund	$158,718	$877,742,882	$133,492
Mid Value Fund	$459,636	$1,112,723,950	$429,715
Behavioral Small Cap Value Equity Fund	$164,111	$488,307,706	$125,631
Special Opportunities Fund	$341,431	$1,129,216,328	$339,617
Total Return Bond Fund	—	$2,393,075,888	—
Equity Income Fund	$315,698	$1,220,195,080	$311,895
Behavioral International Equity Fund	$111,872	$3,578,846,214	$111,322
Stratton Mid Cap Value Fund	$13,170	$45,188,536	$12,160
Stratton Real Estate Fund	$32,274	$48,581,540	$31,236
Stratton Small Cap Value Fund	$270,428	$956,495,109	$248,073
SMID Opportunities Fund	$6,441	$17,654,841	$6,441
Ultra Short Bond Fund	—	$137,416,497	—
Short Duration Bond Fund	—	$372,366,969	—
Corporate Fund	—	$68,084,769	—

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE.

SAI-SUP-1221